UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 53.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	188	$187,940
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	358	297,861
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	801	784,286
Term Loan, 3.75%, Maturing June 4, 2021	320	311,188

		$1,581,275

Air Transport — 0.1%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	450	$370,620

		$370,620

Automotive — 1.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	67	$66,527
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	610	608,831
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	879	875,742
Term Loan, 3.25%, Maturing December 31, 2018	368	366,181
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	566	543,720
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	172	170,111
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	665	537,302
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	575	576,348
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	98	94,087
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	413	397,767
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020	68	67,876
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	224	218,546
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	529	507,621
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	102	101,493

		$5,132,152

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	381	$345,290

		$345,290

Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	75	$74,065

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	148	$143,318

		$217,383

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	194	$192,747
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	199	196,763
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	98	91,885
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	473	460,612
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,039	938,432
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	50	49,750
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	492	485,300
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	165	164,324
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	500	498,750
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	352	348,004
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	124	122,717
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	91	89,039

		$3,638,323

Business Equipment and Services — 3.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	642	$613,014
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	100	99,126
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	416	351,920
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	147	142,858
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	616	540,187
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	567	555,574
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	50	49,252
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(2)	80	36,675
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(2)	142	35,066
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	461	448,596
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	266	261,801
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	125	122,548
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	60	57,201
Term Loan, 4.00%, Maturing November 6, 2020	334	318,432
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	367	364,477

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		985	$968,957
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		220	219,786
ION Trading Finance Limited
Term Loan, 4.50%, Maturing June 10, 2021	EUR	164	177,384
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		539	538,543
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		431	424,866
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		200	198,491
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		85	72,250
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		99	95,820
Term Loan, 4.50%, Maturing April 11, 2022		124	116,619
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		95	94,987
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		249	248,750
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(3)		50	49,500
Term Loan, 7.50%, Maturing April 29, 2019(2)		155	108,719
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		119	114,903
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		420	417,327
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		117	115,066
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		223	216,067
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		7	7,201
Term Loan, 4.25%, Maturing May 14, 2022		42	41,119
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,301	1,279,114

			$9,502,196

Cable and Satellite Television — 1.6%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		732	$719,732
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		129	129,198
CSC Holdings, Inc.
Term Loan, 2.93%, Maturing April 17, 2020		308	307,900
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		171	168,706
Term Loan, 3.75%, Maturing June 30, 2021		148	147,034
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		700	699,805
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	125	132,710
Term Loan, 4.56%, Maturing July 31, 2022		75	71,423
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		172	165,980
Term Loan, 4.50%, Maturing May 21, 2020		199	191,854
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		639	626,372
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	420,176

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	65	$69,204
Term Loan, 3.75%, Maturing January 15, 2022	EUR	101	107,424
Term Loan, 3.75%, Maturing January 15, 2022	EUR	183	194,440

			$4,151,958

Chemicals and Plastics — 3.0%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		58	$56,686
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		488	484,804
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		199	177,442
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		74	73,136
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		339	334,703
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		100	94,646
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		25	23,657
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		148	143,354
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		369	364,302
Huntsman International, LLC
Term Loan, 3.52%, Maturing April 19, 2019		1,485	1,465,551
Term Loan, 3.75%, Maturing October 1, 2021		371	366,610
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,328	1,292,789
Term Loan, 4.25%, Maturing March 31, 2022		124	119,041
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		49	44,121
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		100	92,996
Term Loan, 5.50%, Maturing June 7, 2020		124	115,345
Term Loan, 5.50%, Maturing June 7, 2020		245	228,535
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		219	216,680
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		91	90,639
Term Loan, 5.00%, Maturing July 25, 2021	EUR	175	190,662
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		122	119,133
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		100	100,250
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		218	216,630
Solenis International L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	173	186,038
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		15	14,739
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		84	83,519
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		200	194,630
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		50	48,525
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		389	341,845

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		599	$581,400
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		75	73,832

			$7,936,240

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		300	$284,175

			$284,175

Conglomerates — 0.3%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		727	$532,814
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		338	337,614

			$870,428

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		413	$408,301
Term Loan, 3.75%, Maturing January 6, 2021		797	788,789
Term Loan, 4.00%, Maturing October 1, 2022		195	194,178
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		794	795,481
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		49	47,773
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	397	430,493
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		223	221,097
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		431	415,500
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,492	1,486,992
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		390	381,501
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	300	325,027

			$5,495,132

Cosmetics/Toiletries — 0.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		150	$149,719
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		325	323,985
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		274	264,197
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		110	109,492
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		217	216,095
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		413	393,710

			$1,457,198

Drugs — 1.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		73	$72,108

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	198	$191,081
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	394	378,732
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	500	494,375
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	448	428,721
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	270	261,744
Term Loan, 3.50%, Maturing March 19, 2021	222	216,022
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019	341	328,411
Term Loan, 3.75%, Maturing August 5, 2020	717	688,810
Term Loan, 4.00%, Maturing April 1, 2022	693	667,012

		$3,727,016

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	375	$364,723
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	660	554,070

		$918,793

Electronics/Electrical — 5.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	223	$149,799
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,134	1,129,496
Term Loan, Maturing February 1, 2023(3)	1,625	1,608,750
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	122	120,135
CommScope, Inc.
Term Loan, 3.31%, Maturing January 14, 2018	100	99,513
Term Loan, 3.83%, Maturing December 29, 2022	175	174,044
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	141	88,551
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,092	1,089,855
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	97	96,530
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	50	50,041
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	145	127,782
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	645	642,762
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	172	170,821
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	912	860,250
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	424	405,814
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	99	93,791
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	99	98,500
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	208	205,471

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.25%, Maturing November 19, 2021	197	$194,791
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	266	265,970
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	222	217,802
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	175	173,979
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	342	339,880
Term Loan, 3.75%, Maturing December 7, 2020	325	324,623
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	60	59,310
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	123	117,951
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	285	284,265
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	884	782,720
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	37	37,200
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	394	295,008
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	104	99,334
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	366	365,060
Term Loan, 4.02%, Maturing July 8, 2022	53	52,451
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	119	118,058
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	95	93,481
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	160	159,807
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	794	790,692
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	126	126,242
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	493	488,806
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	521	514,412
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	393	393,671

		$13,507,418

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	425	$423,778
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	500	498,021

		$921,799

Financial Intermediaries — 2.5%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	129	$127,619
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	417	404,423
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	670	668,119

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		97	$95,565
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018		650	642,455
Term Loan, 3.93%, Maturing September 24, 2018		375	370,781
Term Loan, 4.18%, Maturing July 8, 2022		150	147,670
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,124	1,084,422
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		245	243,582
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		100	99,210
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		125	124,158
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021		1,570	1,546,444
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		86	86,985
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		124	124,048
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		227	227,449
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		288	285,331
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		122	120,570
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		120	120,609
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		199	155,418

			$6,674,858

Food Products — 1.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		636	$636,409
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		242	241,936
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	95	103,197
Term Loan, 4.25%, Maturing July 2, 2022		364	362,386
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		166	165,913
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		123	117,600
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		92	90,801
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		147	145,349
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		866	862,048
Term Loan, 3.75%, Maturing September 18, 2020		293	285,186
Term Loan, 4.00%, Maturing October 30, 2022		125	121,836
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		853	842,904
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		122	120,976
Term Loan, 3.00%, Maturing April 29, 2020		605	599,361
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		47	47,233

			$4,743,135

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food Service — 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	920	$915,105
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016	5	5,037
Term Loan, 3.93%, Maturing July 26, 2016	9	9,073
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	398	397,427
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	609	601,758
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	1,416	982,953

		$2,911,353

Food/Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	221	$219,533
Term Loan, 5.13%, Maturing August 25, 2019	409	401,086
Term Loan, 5.50%, Maturing August 25, 2021	174	170,322
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	745	723,167
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	100	100,250
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	982	948,416

		$2,562,774

Health Care — 5.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	50	$49,232
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	75	74,749
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	198	194,291
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	399	396,007
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	301	298,751
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	217	200,635
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	541	534,330
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	99	98,028
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	100	99,376
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	149	148,163
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	597	513,828
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	170	168,946
Community Health Systems, Inc.
Term Loan, 3.66%, Maturing December 31, 2018	367	362,405
Term Loan, 3.75%, Maturing December 31, 2019	500	482,230
Term Loan, 4.00%, Maturing January 27, 2021	921	888,002
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	89	88,298
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	198	189,107

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	542	$541,479
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	398	385,728
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	395	394,209
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	200	198,378
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	175	173,688
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.43%, Maturing February 27, 2021	811	808,637
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	310	306,378
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	190	174,325
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	533	529,262
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	796	782,269
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	742	718,341
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	914	891,716
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	200	197,006
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	225	220,322
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(2)	107	59,069
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(2)	78	42,943
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	296	268,785
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	433	378,836
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	294	243,264
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	542	479,787
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	75	73,503
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	486	484,487
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	341	337,899
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019	419	413,288
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	137	135,812
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018	217	213,988
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	125	121,259
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	394	380,152
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	223	198,247
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	314	302,685

		$15,242,120

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,255	$1,249,297

			$1,249,297

Industrial Equipment — 1.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		539	$515,456
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		75	74,028
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		182	174,578
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		342	308,982
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		258	252,562
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		467	447,242
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		80	73,610
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		215	210,432
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		88	79,561
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		831	795,216
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		169	163,090
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		345	325,660
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		148	145,186
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	296	320,928
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		59	57,485
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	175	184,980

			$4,128,996

Insurance — 1.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		348	$339,870
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		898	899,343
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		125	122,969
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		125	120,625
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		780	736,308
Term Loan, 5.00%, Maturing August 4, 2022		995	916,644
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		375	318,562
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		49	46,952
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		166	111,931
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		513	493,827

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	461	$452,790

		$4,559,821

Leisure Goods/Activities/Movies — 3.0%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	467	$467,808
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	399	399,820
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	274	272,512
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	641	633,449
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	75	70,075
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022	350	347,521
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	175	172,648
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	53	52,074
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	120	118,672
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	45	45,258
Term Loan, 5.50%, Maturing May 8, 2021	353	350,752
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	497	495,897
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	249	242,687
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	200	199,625
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	643	627,160
Regal Cinemas Corporation
Term Loan, 3.80%, Maturing April 1, 2022	1,167	1,167,964
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	218	216,136
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	533	503,634
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	317	258,819
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	375	371,250
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	211	82,132
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	171	164,701
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	558	545,905

		$7,806,499

Lodging and Casinos — 2.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$457,862
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	643	594,620
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	539	535,869
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	81	80,763

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	366	$318,899
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	621	618,353
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	98	96,349
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	500	497,917
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	62	61,486
Term Loan, 5.50%, Maturing November 21, 2019	144	143,468
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	872	871,415
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	166	161,127
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	485	481,413
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	46	45,518
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	98	94,818
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	123	122,971
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	637	572,731
Term Loan, 6.00%, Maturing October 1, 2021	173	154,811

		$5,910,390

Nonferrous Metals/Minerals — 0.6%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017	25	$23,750
Term Loan, 3.50%, Maturing May 22, 2020	147	54,251
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(3)	125	118,750
Term Loan, 6.25%, Maturing May 16, 2018	555	165,157
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	124	121,581
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	367	171,139
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	50	34,805
Term Loan, 7.50%, Maturing April 16, 2020	348	164,969
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	168	53,268
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	498	462,675
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	88	78,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	116,250

		$1,565,345

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	219	$89,251
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	277	220,520
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	179	176,962
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	198	191,081

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	167	$81,769
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	197	78,185
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	325	247,000
Term Loan, 4.00%, Maturing December 2, 2019	570	441,522
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	196	131,721
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	172	69,921
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,427	1,121,136
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	148	33,699
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	175	4,813
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	835	332,896
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	28	13,510
Term Loan, 4.25%, Maturing December 16, 2020	75	36,224
Term Loan, 4.25%, Maturing December 16, 2020	537	260,405
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	31	17,625
Term Loan, 4.25%, Maturing October 1, 2019	50	28,856
Term Loan, 4.25%, Maturing October 1, 2019	379	217,767
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	47	39,302
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	129	100,588

		$3,934,753

Publishing — 0.7%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	220	$219,857
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	922	594,506
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	514	405,776
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	125	123,531
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	124	104,372
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	60	58,902
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	124	120,654
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	245	235,352

		$1,862,950

Radio and Television — 1.2%
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	99	$86,283
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	49	49,066
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	375	375,273

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	729	$537,981
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	115	107,208
iHeartCommunications, Inc.
Term Loan, 7.93%, Maturing July 30, 2019	450	299,438
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	255	254,226
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	126	124,891
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	143	141,628
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,132	1,106,970

		$3,082,964

Retailers (Except Food and Drug) — 2.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	335	$211,404
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	440	423,023
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	365	358,894
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	119	103,158
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	387	386,772
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	121	84,445
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	177	177,531
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	516	349,279
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	315	296,234
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	157	140,787
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	970	960,965
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	758	660,178
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	499	487,113
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	918	890,903
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	99	90,128
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021	291	291,615
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	294	279,841

		$6,192,270

Steel — 0.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	1,681	$1,174,692
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	128	124,856
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017	80	79,897

		$1,379,445

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	340	$338,757
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	10	9,467
Term Loan, 4.00%, Maturing July 31, 2022	22	21,568
Term Loan, 4.00%, Maturing July 31, 2022	68	67,617
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	270	216,150

		$653,559

Telecommunications — 1.0%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	650	$623,932
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	347	323,927
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	144	143,449
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	345	339,471
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	242	169,666
Term Loan, 4.00%, Maturing April 23, 2019	336	235,158
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	652	637,398
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	121	118,020

		$2,591,021

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	195	$183,625
Term Loan, 3.25%, Maturing January 31, 2022	73	69,046
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	169	165,362
Term Loan, 3.50%, Maturing May 27, 2022	597	567,274
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,167	1,128,309
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	71	68,895
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	597	591,006
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	300	299,625
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	566	554,643
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	21	19,229
Term Loan, 5.00%, Maturing December 19, 2021	474	432,651
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	25	23,940
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	816	793,302
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(2)	99	67,147
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	50	41,541

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	271	$259,459

		$5,265,054

Total Senior Floating-Rate Loans (identified cost $152,594,868)		$142,374,000

Collateralized Mortgage Obligations — 26.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,026	$1,167,889
Series 2167, Class BZ, 7.00%, 6/15/29	833	962,978
Series 2182, Class ZB, 8.00%, 9/15/29	1,394	1,671,182
Series 2631, (Interest Only), Class DS, 6.675%, 6/15/33(6)(7)	2,025	327,914
Series 2770, (Interest Only), Class SH, 6.675%, 3/15/34(6)(7)	2,505	522,767
Series 2981, (Interest Only), Class CS, 6.295%, 5/15/35(6)(7)	1,431	287,899
Series 3114, (Interest Only), Class TS, 6.225%, 9/15/30(6)(7)	3,589	631,714
Series 3339, (Interest Only), Class JI, 6.165%, 7/15/37(6)(7)	2,836	535,489
Series 4109, (Interest Only), Class ES, 5.725%, 12/15/41(6)(7)	541	29,283
Series 4163, (Interest Only), Class GS, 5.775%, 11/15/32(6)(7)	5,857	1,228,021
Series 4169, (Interest Only), Class AS, 5.825%, 2/15/33(6)(7)	3,672	740,522
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(7)	3,565	340,634
Series 4203, (Interest Only), Class QS, 5.825%, 5/15/43(6)(7)	3,863	836,644
Series 4212, (Interest Only), Class SA, 5.775%, 7/15/38(6)(7)	7,376	1,002,627
Series 4273, Class PU, 4.00%, 11/15/43	1,167	1,183,545
Series 4316, (Interest Only), Class JS, 5.675%, 1/15/44(6)(7)	3,120	456,178
Series 4326, Class TS, 12.392%, 4/15/44(6)	826	857,260
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(7)	2,565	317,764
Series 4336, Class GU, 3.50%, 2/15/53	2,630	2,700,233
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(7)	2,835	374,467
Series 4416, Class SU, 7.748%, 12/15/44(6)	4,792	4,913,906
Series 4450, Class DS, 5.362%, 9/15/44(6)	526	528,135
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(8)	2,332	2,113,601
Series 4497, (Interest Only), Class CS, 5.775%, 9/15/44(6)(7)	4,882	924,169
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(7)	4,712	918,521

		$25,573,342

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$34	$37,079
Series 1991-122, Class N, 7.50%, 9/25/21	155	170,486
Series 1993-84, Class M, 7.50%, 6/25/23	1,191	1,351,324
Series 1994-42, Class K, 6.50%, 4/25/24	384	426,055
Series 1997-28, Class ZA, 7.50%, 4/20/27	461	547,972
Series 1997-38, Class N, 8.00%, 5/20/27	426	496,655
Series 2004-46, (Interest Only), Class SI, 5.574%, 5/25/34(6)(7)	2,519	386,118
Series 2005-17, (Interest Only), Class SA, 6.274%, 3/25/35(6)(7)	1,866	400,484
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(8)	1,614	1,418,571
Series 2006-42, (Interest Only), Class PI, 6.164%, 6/25/36(6)(7)	3,273	609,887
Series 2006-44, (Interest Only), Class IS, 6.174%, 6/25/36(6)(7)	2,637	513,100
Series 2006-72, (Interest Only), Class GI, 6.154%, 8/25/36(6)(7)	4,734	842,331
Series 2007-50, (Interest Only), Class LS, 6.024%, 6/25/37(6)(7)	1,988	374,844
Series 2007-74, Class AC, 5.00%, 8/25/37	2,528	2,773,721
Series 2008-26, (Interest Only), Class SA, 5.774%, 4/25/38(6)(7)	3,262	608,372
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(7)	1,447	56,449
Series 2008-61, (Interest Only), Class S, 5.674%, 7/25/38(6)(7)	4,363	819,538
Series 2010-99, (Interest Only), Class NS, 6.174%, 3/25/39(6)(7)	3,517	325,090

Security	Principal Amount (000’s omitted)	Value
Series 2010-109, (Interest Only), Class PS, 6.174%, 10/25/40(6)(7)	$5,264	$927,474
Series 2010-119, (Interest Only), Class SK, 5.574%, 4/25/40(6)(7)	1,226	47,356
Series 2010-124, (Interest Only), Class SJ, 5.624%, 11/25/38(6)(7)	3,221	414,806
Series 2010-147, (Interest Only), Class KS, 5.524%, 1/25/41(6)(7)	6,535	1,091,581
Series 2010-150, (Interest Only), Class GS, 6.324%, 1/25/21(6)(7)	3,907	395,346
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(7)	5,240	118,522
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(7)	5,788	496,462
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	882	973,644
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(7)	6,971	534,065
Series 2012-56, (Interest Only), Class SU, 6.324%, 8/25/26(6)(7)	2,291	205,004
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(7)	6,325	592,367
Series 2012-103, (Interest Only), Class GS, 5.674%, 2/25/40(6)(7)	7,376	1,101,542
Series 2012-150, (Interest Only), Class PS, 5.724%, 1/25/43(6)(7)	7,323	1,455,815
Series 2012-150, (Interest Only), Class SK, 5.724%, 1/25/43(6)(7)	4,113	815,286
Series 2013-6, Class TA, 1.50%, 1/25/43	2,728	2,613,520
Series 2013-23, (Interest Only), Class CS, 5.824%, 3/25/33(6)(7)	3,640	742,810
Series 2013-54, (Interest Only), Class HS, 5.874%, 10/25/41(6)(7)	3,457	503,370
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(7)	1,936	308,263
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(7)	1,603	252,773
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	4,897	720,152
Series 2014-72, Class CS, 8.338%, 11/25/44(6)	695	706,717
Series 2014-80, (Interest Only), Class BI, 3.00%, 12/25/44(7)	8,353	1,065,354
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(7)	3,678	591,908
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(7)	8,089	1,119,265
Series 2015-17, (Interest Only), Class SA, 5.774%, 11/25/43(6)(7)	8,228	1,250,383
Series 2015-42, Class SC, 7.374%, 5/25/45(6)	622	625,551
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(7)	4,587	704,375
Series 2015-57, (Interest Only), Class IO, 3.00%, 8/25/45(7)	18,828	2,406,270
Series 2015-74, Class SL, 2.099%, 10/25/45(6)	3,200	2,963,029
Series 2015-93, (Interest Only), Class BS, 5.724%, 8/25/45(6)(7)	5,910	1,112,869
Series G-33, Class PT, 7.00%, 10/25/21	198	209,018

		$39,222,973

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,059	$1,000,379
Series 2014-117, Class HS, 29.392%, 8/20/44(6)	117	121,552
Series 2014-146, Class S, 5.511%, 10/20/44(6)	394	394,403
Series 2015-72, Class ZN, 3.50%, 5/20/45	1,240	1,247,310
Series 2015-79, Class CS, 5.232%, 5/20/45(6)	1,258	1,269,049

		$4,032,693

Total Collateralized Mortgage Obligations (identified cost $69,665,612)		$68,829,008

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)(10)	$4,000	$2,905,691
Commercial Mortgage Trust
Series 2014-KYO, Class D, 2.424%, 6/11/27(9)(11)	1,000	973,396
Series 2014-LC17, Class D, 3.687%, 10/10/47(9)	1,065	816,197
Extended Stay America Trust
Series 2013-ESH7, Class D7, 5.521%, 12/5/31(9)(10)	1,080	1,086,852
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(9)	850	854,546

Security	Principal Amount (000’s omitted)		Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(9)(10)	$1,425		$1,137,575
Series 2014-C21, Class D, 4.816%, 8/15/47(9)(10)	650		509,736
Series 2014-C22, Class D, 4.713%, 9/15/47(9)(10)	1,850		1,364,547
Series 2014-C23, Class D, 4.108%, 9/15/47(9)(10)	850		643,895
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.50%, 8/15/46(9)(10)	1,850		1,883,072
Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	1,900		1,963,430
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.084%, 1/10/45(9)(10)	2,000		2,132,703
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(9)(10)	2,000		1,989,931
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.799%, 11/15/43(9)(10)	500		535,317
Series 2013-LC12, Class D, 4.434%, 7/15/46(9)(10)	2,000		1,728,771
Series 2015-SG1, Class C, 4.62%, 12/15/47(10)	1,000		941,893
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D, 4.963%, 11/15/45(9)(10)	1,250		1,194,004
Series 2014-LC14, Class D, 4.586%, 3/15/47(9)(10)	1,150		897,632

Total Commercial Mortgage-Backed Securities (identified cost $24,763,664)			$23,559,188

Mortgage Pass-Throughs — 22.2%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.532%, with maturity at 2035(12)	$2,463		$2,601,083
2.873%, with maturity at 2035(12)	2,546		2,700,766
5.00%, with maturity at 2019	1,242		1,295,711
6.00%, with various maturities to 2029	2,031		2,313,783
6.15%, with maturity at 2027	750		856,808
6.50%, with various maturities to 2032	4,024		4,581,880
7.00%, with various maturities to 2036	3,525		4,154,923
7.50%, with maturity at 2024	1,064		1,210,425
8.00%, with various maturities to 2032	1,673		2,013,980
8.50%, with various maturities to 2031	1,949		2,303,128
9.00%, with maturity at 2031	185		221,920
9.50%, with various maturities to 2022	48		52,753
11.50%, with maturity at 2019	0	(13)	168

			$24,307,328

Federal National Mortgage Association:
4.455%, with maturity at 2037(12)	$787		$810,767
5.00%, with various maturities to 2040	3,452		3,819,278
5.50%, with various maturities to 2033	2,251		2,530,744
6.00%, with maturity at 2023	1,395		1,543,077
6.32%, with maturity at 2032(12)	1,062		1,174,998
6.50%, with various maturities to 2036	5,068		5,834,242
7.00%, with various maturities to 2037	5,404		6,311,305
7.50%, with maturity at 2035	3,658		4,304,282
8.00%, with various maturities to 2034	948		1,108,342
8.50%, with various maturities to 2027	105		120,038
9.00%, with various maturities to 2029	399		460,762
10.00%, with various maturities to 2031	260		288,630

			$28,306,465

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
7.50%, with maturity at 2025	$1,673	$1,901,456
8.00%, with maturity at 2034	2,164	2,544,402
9.00%, with various maturities to 2026	1,129	1,347,220
9.50%, with maturity at 2025	109	122,346
11.00%, with maturity at 2018	25	26,337

		$5,941,761

Total Mortgage Pass-Throughs (identified cost $55,795,729)		$58,555,554

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.176%, 6/17/31(9)(11)	$200	$191,728
Series 2014-SFR1, Class D, 2.776%, 6/17/31(9)(11)	825	790,717
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.776%, 9/17/31(9)(11)	2,000	1,940,872
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.37%, 7/17/19(9)(11)	500	469,564
Colony American Homes
Series 2014-1A, Class C, 2.276%, 5/17/31(9)(11)	760	732,553
DB Master Finance LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(9)	1,241	1,239,888
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.577%, 12/17/30(9)(11)	550	525,248
Series 2014-SFR1, Class D, 3.026%, 6/17/31(9)(11)	500	485,824
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(9)	200	199,840
Series 2014-1A, Class B, 3.24%, 6/18/24(9)	800	798,110
Series 2015-1A, Class B, 3.85%, 3/18/26(9)	800	805,432
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(9)	217	216,723
Series 2015-1A, Class B, 3.05%, 3/22/32(9)	301	301,331
Silver Bay Realty Trust
Series 2014-1, Class C, 2.476%, 9/17/31(9)(11)	2,000	1,922,281
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(9)	1,980	1,983,322

Total Asset-Backed Securities (identified cost $12,854,414)		$12,603,433

U.S. Government Agency Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$1,500	$1,549,108

Total U.S. Government Agency Obligations (identified cost $1,469,581)		$1,549,108

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)		Value
Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		$163	$172,169

			$172,169

Food Products — 0.3%
Iceland Bondco PLC
4.841%, 7/15/20(9)(11)	GBP	750	$908,373

			$908,373

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		$425	$429,250

			$429,250

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		$350	$264,250

			$264,250

Utilities — 0.1%
Calpine Corp.
7.875%, 1/15/23(9)		$389	$417,203

			$417,203

Total Corporate Bonds & Notes (identified cost $2,611,464)			$2,191,245

Foreign Corporate Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.2%
International Bank for Reconstruction & Development
3.40%, 4/15/17(14)	UYU	18,940	$601,386

			$601,386

Total Foreign Corporate Bonds (identified cost $823,966)			$601,386

Foreign Government Bonds — 12.1%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.1%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	46,100	$598,027
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	23,600	336,241
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	682,146
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	60,000	825,037
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,491,932
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	15,700	219,356
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	279,941
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	30,000	417,658

Security	Principal Amount (000’s omitted)		Value
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	$416,808
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	8,400	118,564
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	19,400	278,578

Total Bangladesh			$5,664,288

Brazil — 1.3%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	2,902	$662,872
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	12,700	2,809,193

Total Brazil			$3,472,065

Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$488,484

Total Costa Rica			$488,484

Czech Republic — 1.0%
Czech Republic Government Bond, 0.00%, 11/9/17(15)	CZK	67,000	$2,693,913

Total Czech Republic			$2,693,913

Dominican Republic — 2.1%
Dominican Republic International Bond, 10.40%, 5/10/19(15)	DOP	54,400	$1,214,416
Dominican Republic International Bond, 13.50%, 8/4/17(15)	DOP	2,400	55,714
Dominican Republic International Bond, 14.00%, 6/8/18(15)	DOP	53,200	1,270,854
Dominican Republic International Bond, 16.00%, 2/10/17(15)	DOP	124,700	2,927,499

Total Dominican Republic			$5,468,483

Georgia — 0.0%(16)
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	$39,771

Total Georgia			$39,771

Iceland — 2.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	231,085	$1,328,324
Republic of Iceland, 7.25%, 10/26/22	ISK	427,092	2,590,866
Republic of Iceland, 8.75%, 2/26/19	ISK	329,709	2,013,219

Total Iceland			$5,932,409

Lebanon — 0.0%(16)
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	174,650	$116,534

Total Lebanon			$116,534

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	27,000	$583,409
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	326,736

Total Philippines			$910,145

Serbia — 0.8%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	82,900	$735,055
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	21,800	201,033
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	440,693
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	177,333

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	$214,022
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	20,360	203,258

Total Serbia			$1,971,394

Uruguay — 1.1%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17	UYU	8,449	$261,779
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(14)	UYU	60,405	1,929,550
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	18,380	569,954

Total Uruguay			$2,761,283

Vietnam — 1.0%
Vietnam Government Bond, 5.60%, 4/15/16	VND	16,000,000	$720,405
Vietnam Government Bond, 7.60%, 10/31/16	VND	41,000,000	1,877,273

Total Vietnam			$2,597,678

Total Foreign Government Bonds (identified cost $34,900,520)			$32,116,447

Common Stocks — 0.5%

Security	Shares		Value
Affinity Gaming, LLC(2)(17)(18)		23,498	$323,099
Dayco Products, LLC(2)(17)(18)		8,898	302,532
Education Management Corp.(2)(17)(18)		955,755	0
ION Media Networks, Inc.(2)(17)(18)		1,357	565,937
MediaNews Group, Inc.(2)(17)(18)		3,023	98,248
New Millennium HoldCo, Inc.(2)(17)(18)		8,641	75,004

Total Common Stocks (identified cost $424,871)			$1,364,820

Convertible Preferred Stocks — 0.0%(16)

Security	Shares		Value
Education Management Corp., Series A-1, 7.50%(2)(17)(18)		1,063	$14,276

Total Convertible Preferred Stocks (identified cost $75,023)			$14,276

Currency Options Purchased — 0.0%(16)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Citibank, N.A.	INR	100,664	INR	67.79	7/4/16	$13,463
Call MXN/Put USD	Deutsche Bank AG	MXN	24,067	MXN	18.33	1/11/17	59,529
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK	11,349	SEK	9.30	10/17/16	35,431

Total Currency Options Purchased (identified cost $150,035)							$108,423

Short-Term Investments — 8.4%

Foreign Government Securities — 4.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	7,073	$2,710,838

Total Georgia			$2,710,838

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	19,720	$110,739
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	58,778	327,390

Total Iceland			$438,129

Lebanon — 2.4%
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	677,920	$447,001
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	320,330	210,464
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,774,830	1,810,370
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	6,184,800	3,928,143

Total Lebanon			$6,395,978

Sri Lanka — 1.0%
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	50,440	$348,990
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	53,530	369,905
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	93,730	646,877
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	56,580	389,994
Sri Lanka Treasury Bill, 0.00%, 3/25/16	LKR	135,720	933,109

Total Sri Lanka			$2,688,875

Total Foreign Government Securities (identified cost $12,626,025)			$12,233,820

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(19)		$3,000	$2,998,869

Total U.S. Treasury Obligations (identified cost $2,999,892)			$2,998,869

Other — 2.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(20)		$6,956	$6,955,703

Total Other (identified cost $6,955,703)			$6,955,703

Value
Total Short-Term Investments (identified cost $22,581,620)	$22,188,392

Total Investments — 138.4% (identified cost $378,711,367)	$366,055,280

Less Unfunded Loan Commitments — (0.0)%(16)	$(9,574)

Net Investments — 138.4% (identified cost $378,701,793)	$366,045,706

Currency Options Written — (0.0)%(16)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Deutsche Bank AG	INR	100,664	INR	67.79	7/4/16	$(13,463)

Total Currency Options Written (premiums received $27,383)							$(13,463)

Other Assets, Less Liabilities — (38.4)%							$(101,629,005)

Net Assets — 100.0%							$264,403,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $36,718,473 or 13.9% of the Fund’s net assets.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(12)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(13)	Principal amount is less than $500.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $8,162,396 or 3.1% of the Fund’s net assets.

(16)	Amount is less than 0.05% or (0.05)%, as applicable.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	Non-income producing.

(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $6,080.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,745,474	USD	6,289,570	Goldman Sachs International	2/1/16	$—	$(65,496)
USD	6,272,164	EUR	5,745,474	UBS AG	2/1/16	48,090	—
BRL	5,533,000	USD	1,368,606	Morgan Stanley & Co. International PLC	2/2/16	14,713	—
BRL	2,695,000	USD	666,617	Standard Chartered Bank	2/2/16	7,167	—
BRL	8,228,000	USD	2,172,581	Standard Chartered Bank	2/2/16	—	(115,478)
USD	1,401,469	BRL	5,533,000	Morgan Stanley & Co. International PLC	2/2/16	18,150	—
USD	653,333	BRL	2,695,000	Standard Chartered Bank	2/2/16	—	(20,450)
USD	2,035,223	BRL	8,228,000	Standard Chartered Bank	2/2/16	—	(21,880)
EUR	958,180	PLN	4,115,000	BNP Paribas	2/3/16	29,439	—
EUR	754,042	PLN	3,290,000	BNP Paribas	2/3/16	10,498	—
EUR	600,202	PLN	2,622,821	BNP Paribas	2/3/16	7,364	—
PLN	20,717,732	EUR	4,817,293	BNP Paribas	2/3/16	—	(140,806)
PHP	26,830,000	USD	565,342	Nomura International PLC	2/4/16	—	(2,620)
IDR	19,000,000,000	USD	1,356,174	BNP Paribas	2/9/16	23,862	—
INR	376,547,000	USD	5,596,607	Standard Chartered Bank	2/9/16	—	(55,611)
ZMW	4,497,800	USD	560,474	Citibank, N.A.	2/10/16	—	(164,604)
CLP	2,859,666,290	USD	4,025,431	BNP Paribas	2/18/16	—	(24,560)
MXN	51,115,000	USD	3,030,474	Standard Chartered Bank	2/19/16	—	(215,403)
HKD	26,050,000	USD	3,341,757	Bank of America, N.A.	2/22/16	6,419	—
PHP	54,773,000	USD	1,151,129	Standard Chartered Bank	2/23/16	—	(6,744)
EUR	950,000	USD	1,037,802	Deutsche Bank AG	2/29/16	—	(8,012)
INR	55,269,000	USD	811,610	Bank of America, N.A.	2/29/16	—	(1,005)
USD	2,484,387	EUR	2,325,900	State Street Bank and Trust Company	2/29/16	—	(36,864)
EUR	1,323,000	USD	1,403,915	Goldman Sachs International	3/9/16	30,564	—
USD	3,685,229	EUR	3,474,736	Goldman Sachs International	3/9/16	—	(82,299)
TRY	12,076,500	USD	4,048,305	BNP Paribas	3/10/16	—	(5,971)
ZMW	2,310,000	USD	283,155	Standard Chartered Bank	3/10/16	—	(85,563)
GTQ	16,231,000	USD	2,083,168	Citibank, N.A.	3/11/16	27,219	—
USD	1,062,455	EUR	967,000	Standard Chartered Bank	3/14/16	13,818	—
USD	265,143	EUR	242,945	Standard Chartered Bank	3/14/16	1,688	—
ZMW	2,213,000	USD	270,043	ICBC Standard Bank plc	3/14/16	—	(81,359)
ZMW	9,415,000	USD	1,137,077	Standard Chartered Bank	3/14/16	—	(334,341)
EUR	5,745,474	USD	6,232,173	Goldman Sachs International	3/16/16	—	(1,289)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,295,890	EUR	5,745,474	Goldman Sachs International	3/16/16	$65,007	$—
NOK	23,669,000	EUR	2,475,046	Morgan Stanley & Co. International PLC	3/18/16	40,793	—
EUR	1,294,000	USD	1,392,437	Citibank, N.A.	3/22/16	11,134	—
GBP	1,817,000	USD	2,711,787	Standard Chartered Bank	3/22/16	—	(122,511)
USD	1,403,921	EUR	1,294,000	Citibank, N.A.	3/22/16	350	—
USD	2,664,405	GBP	1,817,000	Standard Chartered Bank	3/22/16	75,129	—
USD	161,092	EUR	146,446	Goldman Sachs International	3/23/16	2,241	—
USD	6,220,145	EUR	5,654,600	Standard Chartered Bank	3/23/16	86,553	—
ZMW	4,253,900	USD	505,214	Barclays Bank PLC	3/24/16	—	(145,425)
RON	15,151,472	EUR	3,344,105	BNP Paribas	3/29/16	—	(23,577)
USD	1,425,964	GBP	962,257	Goldman Sachs International	3/31/16	54,687	—
MYR	11,525,000	USD	2,633,082	Citibank, N.A.	4/8/16	147,457	—
SAR	10,087,000	USD	2,672,761	BNP Paribas	4/14/16	7,012	—
MXN	15,141,060	USD	838,027	Morgan Stanley & Co. International PLC	4/19/16	—	(7,659)
SEK	21,795,727	EUR	2,353,234	BNP Paribas	4/19/16	—	(9,026)
SEK	23,356,000	EUR	2,517,679	Standard Chartered Bank	4/19/16	—	(5,314)
UYU	17,500,000	USD	550,834	Citibank, N.A.	4/26/16	—	(2,845)
KES	73,300,000	USD	668,491	ICBC Standard Bank plc	4/27/16	34,984	—
USD	951,131	EUR	870,278	Goldman Sachs International	4/29/16	6,086	—
KES	72,900,000	USD	670,345	Standard Chartered Bank	5/6/16	27,662	—
RSD	358,375,000	EUR	2,853,304	Deutsche Bank AG	7/28/16	6,225	—
RSD	36,670,000	EUR	288,241	Citibank, N.A.	8/25/16	1,217	—
USD	654,931	BRL	2,902,000	Standard Chartered Bank	10/5/16	—	(18,722)
RSD	80,698,000	EUR	640,460	Citibank, N.A.	10/13/16	—	(19,082)
ARS	49,718,000	USD	2,777,542	Citibank, N.A.	11/16/16	201,314	—
USD	2,793,665	BRL	12,700,000	Standard Chartered Bank	1/5/17	—	(73,914)
USD	2,712,404	EUR	2,493,935	Standard Chartered Bank	1/9/17	—	(21,548)

						$1,006,842	$(1,919,978)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Lebanon	HSBC Bank USA, N.A.	$1,250	1.00	%(1)	12/20/17	$52,711	$(67,103)	$(14,392)

						$52,711	$(67,103)	$(14,392)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

ARS	-	Argentine Peso

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GTQ	-	Guatemalan Quetzal

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	100,664	CNH	—	$27,383
Options written	INR	—	CNH	17,658	9,450
Options exercised	INR	—	CNH	(17,658)	(9,450)

Outstanding, end of period	INR	100,664	CNH	—	$27,383

INR	-	Indian Rupee

CNH	-	Yuan Renminbi Offshore

At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: During the fiscal year to date ended January 31, 2016, the Fund utilized interest rate swaps to enhance total return and to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$52,711	$—

Total		$52,711	$—

Foreign Exchange	Currency Options Purchased	$108,423	$—
Foreign Exchange	Currency Options Written	—	(13,463)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,006,842	(1,919,978)

Total		$1,115,265	$(1,933,441)

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$380,632,336

Gross unrealized appreciation	$6,759,690
Gross unrealized depreciation	(21,346,320)

Net unrealized depreciation	$(14,586,630)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$142,014,807	$349,619	$142,364,426
Collateralized Mortgage Obligations	—	68,829,008	—	68,829,008
Commercial Mortgage-Backed Securities	—	23,559,188	—	23,559,188
Mortgage Pass-Throughs	—	58,555,554	—	58,555,554
Asset-Backed Securities	—	12,603,433	—	12,603,433
U.S. Government Agency Obligations	—	1,549,108	—	1,549,108
Corporate Bonds & Notes	—	2,191,245	—	2,191,245
Foreign Corporate Bonds	—	601,386	—	601,386
Foreign Government Bonds	—	32,116,447	—	32,116,447
Common Stocks	—	—	1,364,820	1,364,820
Convertible Preferred Stocks	—	—	14,276	14,276
Currency Options Purchased	—	108,423	—	108,423
Short-Term Investments —
Foreign Government Securities	—	12,233,820	—	12,233,820
U.S. Treasury Obligations	—	2,998,869	—	2,998,869
Other	—	6,955,703	—	6,955,703
Total Investments	$—	$364,316,991	$1,728,715	$366,045,706

Asset Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$1,006,842	$—	$1,006,842
Swap Contracts	—	52,711	—	52,711
Total	$—	$365,376,544	$1,728,715	$367,105,259

Liability Description
Currency Options Written	$—	$(13,463)	$—	$(13,463)
Forward Foreign Currency Exchange Contracts	—	(1,919,978)	—	(1,919,978)
Total	$—	$(1,933,441)	$—	$(1,933,441)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016